Pension And Postretirement Benefits (Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	100.00%	100.00%
Pension Assets [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	25.00%
Targeted plan asset allocation percentage, Maximum	35.00%
Actual plan asset allocation percentage	26.00%	24.00%
Pension Assets [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	30.00%
Targeted plan asset allocation percentage, Maximum	40.00%
Actual plan asset allocation percentage	34.00%	34.00%
Pension Assets [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	10.00%
Targeted plan asset allocation percentage, Maximum	20.00%
Actual plan asset allocation percentage	16.00%	15.00%
Pension Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	4.00%
Targeted plan asset allocation percentage, Maximum	14.00%
Actual plan asset allocation percentage	13.00%	13.00%
Pension Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	6.00%
Targeted plan asset allocation percentage, Maximum	16.00%
Actual plan asset allocation percentage	11.00%	11.00%
Pension Assets [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	0.00%
Targeted plan asset allocation percentage, Maximum	5.00%
Actual plan asset allocation percentage	0.00%	3.00%
Postretirement Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	100.00%	100.00%
Postretirement Assets [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	32.00%
Targeted plan asset allocation percentage, Maximum	42.00%
Actual plan asset allocation percentage	37.00%	39.00%
Postretirement Assets [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	19.00%
Targeted plan asset allocation percentage, Maximum	29.00%
Actual plan asset allocation percentage	24.00%	21.00%
Postretirement Assets [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	28.00%
Targeted plan asset allocation percentage, Maximum	38.00%
Actual plan asset allocation percentage	33.00%	31.00%
Postretirement Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	0.00%
Targeted plan asset allocation percentage, Maximum	9.00%
Actual plan asset allocation percentage	4.00%	5.00%
Postretirement Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	0.00%
Targeted plan asset allocation percentage, Maximum	6.00%
Actual plan asset allocation percentage	1.00%	1.00%
Postretirement Assets [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	0.00%
Targeted plan asset allocation percentage, Maximum	7.00%
Actual plan asset allocation percentage	1.00%	3.00%